Note 16 - Pension Plan - Expected Future Payments of Pension Benefit (Details) - Pension Plan [Member] $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 606
2019	692
2020	722
2021	760
2022	835
2023 - 2027	$ 5,158